Lease obligations - Lease payments (Details) $ in Thousands	Dec. 31, 2023 USD ($)
Disclosure Of Maturity Analysis Of Lease Payments [Line Items]
Lease payments	$ 1,174,346
Interest component	302,226
Lease obligations	872,120
2024
Disclosure Of Maturity Analysis Of Lease Payments [Line Items]
Lease payments	172,197
Interest component	51,466
Lease obligations	120,731
2025
Disclosure Of Maturity Analysis Of Lease Payments [Line Items]
Lease payments	142,761
Interest component	45,617
Lease obligations	97,144
2026
Disclosure Of Maturity Analysis Of Lease Payments [Line Items]
Lease payments	123,738
Interest component	39,998
Lease obligations	83,740
2027
Disclosure Of Maturity Analysis Of Lease Payments [Line Items]
Lease payments	112,397
Interest component	34,419
Lease obligations	77,978
2028
Disclosure Of Maturity Analysis Of Lease Payments [Line Items]
Lease payments	108,284
Interest component	28,547
Lease obligations	79,737
Thereafter
Disclosure Of Maturity Analysis Of Lease Payments [Line Items]
Lease payments	514,969
Interest component	102,179
Lease obligations	$ 412,790